SCHEDULE II - Condensed Financial Information Of Registrant Condensed Financial Information Of Registrant - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Securities held in consolidated non-insurance subsidiary	$ 13,000	$ 6,200
Dividends payable on common shares	7,972	2,695
Common equities
Significant Accounting Policies [Line Items]
Dividends payable on common shares	7,972	2,695	$ 498
Parent Company
Significant Accounting Policies [Line Items]
Securities held in consolidated non-insurance subsidiary	13,000	6,200	4,200
Dividends payable on common shares	7,972	2,695
Parent Company | Common equities
Significant Accounting Policies [Line Items]
Dividends payable on common shares	$ 7,972	$ 2,695	$ 498